Interests in Joint Ventures - Schedule of Description in Material Joint Ventures (Details) - DHI Holdings S Pte Ltd [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Place of incorporation	Singapore
Percentage of ownership interest held by the Company	51.00%
Principal activity	Hotel operations, hospitality and VIP services